Shareholders' equity (Table)	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Schedule of options to purchase common shares that have been granted

	2018			2017
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	955,603	C$	64.48	1,304,328	C$	50.64
Granted	153,824	C$	92.77	97,789	C$	100.10
Exercised	(94,018)	C$	60.49	(433,718)	C$	30.79
Forfeited	—	C$	—	(12,796)	C$	67.81
Stock options outstanding, end of the year	1,015,409	C$	69.13	955,603	C$	64.48

Exercisable stock options, end of the year	710,064	C$	60.40	617,539	C$	55.88

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2018	2017
Risk-free interest rate	2.05%	1.65%
Expected dividend yield	1.38%	1.19%
Expected price volatility of the Company’s common shares	32.7%	36.1%
Expected life of the option	5 years	5 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$31.39	10,000	10,000	1.39
C$31.45	38,000	38,000	1.71
C$33.12	1,500	1,500	1.90
C$33.20	1,000	1,000	1.98
C$40.87	52,786	52,786	4.94
C$42.43	3,000	3,000	3.25
C$42.67	2,500	2,500	2.92
C$46.17	100,000	100,000	4.63
C$55.58	27,397	27,397	3.95
C$58.67	65,000	65,000	6.64
C$59.52	113,914	113,914	5.95
C$65.76	91,635	91,635	6.95
C$75.45	257,064	170,736	7.95
C$88.76	47,732	—	9.64
C$94.57	106,092	—	9.95
C$100.10	97,789	32,596	8.94
	1,015,409	710,064	7.00

Schedule of share purchase warrants

	2018	2017
Common shares outstanding	186,692,481	185,930,331
Stock options	1,015,409	955,603
Restricted Share Units	115,337	119,796
	187,823,227	187,005,730